LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Long-term debt consisted of the following:

	December 31,
	2013	2012
	(In thousands)
Variable rate senior secured revolving credit facility (2.42% at December 31, 2013 and 2.98% at December 31, 2012) due November 2018	$286,000	$199,230
7.50% Senior unsecured notes due July 2021	300,000	—
Total long-term debt	$586,000	$199,230